CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Net loss	$ (1,145.6)		$ (384.9)		$ (51.9)
Other comprehensive (loss) income:
Foreign currency translation adjustments	(275.0)		(248.3)		(112.8)
Change in derivative losses on cash flow hedges, net of taxes	1.9	[1]	1.9	[1]	1.7
Amortization of net actuarial loss and prior service cost, net of taxes	81.8		85.8		35.7
Adjustments of net actuarial loss and prior service cost, net of taxes	40.7		(187.2)		80.6
Total other comprehensive (loss) income, net of taxes	(150.6)		(347.8)		5.2
Comprehensive loss	(1,296.2)		(732.7)		(46.7)
Less: comprehensive (loss) income attributable to noncontrolling interests	(1.6)		(1.9)		1.2
Comprehensive loss attributable to Avon	$ (1,294.6)		$ (730.8)		$ (47.9)

[1]	Gross amount reclassified to interest expense, and related taxes reclassified to income taxes.